PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Aerospace & Defense 0.3%
Standardaero, Inc.*(a)	365,029	$9,038,118
Automobile Components 0.7%
Dorman Products, Inc.*	172,925	22,402,434
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	7,600
Banks 7.7%
BankUnited, Inc.	251,133	9,585,747
Brookline Bancorp, Inc.	1,268,348	14,966,506
East West Bancorp, Inc.	589,200	56,421,792
Eastern Bankshares, Inc.	1,519,445	26,210,426
First Interstate BancSystem, Inc. (Class A Stock)	606,001	19,676,852
Heritage Financial Corp.	921,050	22,565,725
MidWestOne Financial Group, Inc.	337,954	9,841,220
Pinnacle Financial Partners, Inc.	163,348	18,685,378
Renasant Corp.	451,461	16,139,731
Western Alliance Bancorp	302,938	25,307,441
Wintrust Financial Corp.	213,741	26,655,640
		246,056,458
Biotechnology 5.8%
Apellis Pharmaceuticals, Inc.*	388,557	12,398,854
Arcutis Biotherapeutics, Inc.*	3,085,198	42,976,808
Avid Bioservices, Inc.*(a)	526,951	6,507,845
Crinetics Pharmaceuticals, Inc.*	360,289	18,421,576
Krystal Biotech, Inc.*	95,451	14,953,354
Natera, Inc.*	221,064	34,994,431
Newamsterdam Pharma Co. NV (Netherlands)*(a)	715,474	18,387,682
Vaxcyte, Inc.*	328,890	26,922,935
Veracyte, Inc.*	251,670	9,966,132
		185,529,617
Building Products 0.6%
Hayward Holdings, Inc.*	1,259,289	19,254,529
Capital Markets 2.3%
AllianceBernstein Holding LP, MLP	872,376	32,356,426

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Bridge Investment Group Holdings, Inc. (Class A Stock)	1,485,100	$12,474,840
Marex Group PLC (United Kingdom)	906,581	28,258,130
		73,089,396
Chemicals 1.3%
Avient Corp.	797,962	32,604,727
Element Solutions, Inc.	379,173	9,642,370
		42,247,097
Commercial Services & Supplies 2.8%
ACV Auctions, Inc. (Class A Stock)*	2,003,154	43,268,126
GFL Environmental, Inc.(a)	153,036	6,816,224
VSE Corp.	406,347	38,643,600
		88,727,950
Construction & Engineering 0.6%
Great Lakes Dredge & Dock Corp.*	1,626,478	18,362,937
Consumer Staples Distribution & Retail 1.9%
BJ’s Wholesale Club Holdings, Inc.*	76,460	6,831,701
Performance Food Group Co.*	644,082	54,457,133
		61,288,834
Containers & Packaging 1.3%
Crown Holdings, Inc.	506,718	41,900,511
Electrical Equipment 1.6%
Generac Holdings, Inc.*	191,210	29,647,111
Regal Rexnord Corp.	132,118	20,495,465
		50,142,576
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	173,691	6,228,559
Coherent Corp.*	234,568	22,220,627
Littelfuse, Inc.	67,291	15,857,124
		44,306,310
Financial Services 4.2%
AvidXchange Holdings, Inc.*	595,739	6,159,941

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Essent Group Ltd.	459,963	$25,040,386
Flywire Corp.*	1,541,716	31,790,184
Shift4 Payments, Inc. (Class A Stock)*(a)	700,015	72,647,557
		135,638,068
Food Products 1.8%
Adecoagro SA (Brazil)	3,152,874	29,731,602
Darling Ingredients, Inc.*	285,159	9,607,007
Freshpet, Inc.*	116,197	17,209,937
		56,548,546
Ground Transportation 0.4%
Saia, Inc.*	28,753	13,103,605
Health Care Equipment & Supplies 0.5%
Inari Medical, Inc.*	296,598	15,141,328
Health Care Providers & Services 1.4%
Encompass Health Corp.	234,177	21,626,246
LifeStance Health Group, Inc.*(a)	3,247,504	23,934,104
		45,560,350
Health Care Technology 0.4%
Waystar Holding Corp.*(a)	361,437	13,264,738
Hotel & Resort REITs 0.6%
Summit Hotel Properties, Inc.	2,939,811	20,137,705
Hotels, Restaurants & Leisure 2.9%
Churchill Downs, Inc.	495,533	66,173,477
Domino’s Pizza, Inc.	26,313	11,045,145
Texas Roadhouse, Inc.	88,477	15,963,905
		93,182,527
Household Durables 1.0%
Century Communities, Inc.	74,099	5,435,903
Toll Brothers, Inc.	201,562	25,386,734
		30,822,637

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 1.2%
Plymouth Industrial REIT, Inc.	2,172,003	$38,661,653
Insurance 6.2%
Axis Capital Holdings Ltd.	591,734	52,439,467
Markel Group, Inc.*	38,136	65,831,507
RenaissanceRe Holdings Ltd. (Bermuda)(a)	116,334	28,945,063
Ryan Specialty Holdings, Inc.	328,239	21,059,814
Skyward Specialty Insurance Group, Inc.*	575,790	29,100,427
		197,376,278
IT Services 1.3%
ASGN, Inc.*	340,185	28,351,018
Globant SA*(a)	62,931	13,493,665
		41,844,683
Machinery 5.6%
Allison Transmission Holdings, Inc.	225,243	24,339,758
Enerpac Tool Group Corp.	943,552	38,770,552
Gates Industrial Corp. PLC*	2,268,617	46,665,452
RBC Bearings, Inc.*	34,930	10,448,960
Trinity Industries, Inc.	1,698,581	59,620,193
		179,844,915
Marine Transportation 1.4%
Kirby Corp.*	437,354	46,272,053
Metals & Mining 2.3%
Eldorado Gold Corp. (Turkey)*	2,980,389	44,318,385
ERO Copper Corp. (Brazil)*	2,170,194	29,259,007
		73,577,392
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Ladder Capital Corp.	2,865,405	32,063,882
Multi-Utilities 2.8%
CenterPoint Energy, Inc.	728,522	23,116,003
NiSource, Inc.	1,843,490	67,766,692
		90,882,695

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 1.0%
Cousins Properties, Inc.	1,079,731	$33,082,958
Oil, Gas & Consumable Fuels 3.5%
Crescent Energy Co. (Class A Stock)	1,704,392	24,901,167
Permian Resources Corp.	2,057,072	29,580,695
Targa Resources Corp.	317,192	56,618,772
		111,100,634
Personal Care Products 0.7%
elf Beauty, Inc.*(a)	179,554	22,543,005
Pharmaceuticals 1.9%
Elanco Animal Health, Inc.*	825,868	10,001,262
Phathom Pharmaceuticals, Inc.*(a)	1,579,095	12,822,251
Tarsus Pharmaceuticals, Inc.*	664,863	36,813,464
		59,636,977
Professional Services 2.7%
Huron Consulting Group, Inc.*	251,077	31,198,828
KBR, Inc.	455,815	26,405,363
Korn Ferry	447,874	30,209,101
		87,813,292
Residential REITs 1.8%
Independence Realty Trust, Inc.	2,922,879	57,989,919
Retail REITs 0.9%
Urban Edge Properties	1,342,169	28,856,633
Semiconductors & Semiconductor Equipment 5.6%
Credo Technology Group Holding Ltd.*	527,968	35,484,729
Entegris, Inc.	97,045	9,613,278
Impinj, Inc.*(a)	55,514	8,063,963
MACOM Technology Solutions Holdings, Inc.*	215,446	27,988,590
SiTime Corp.*	50,904	10,920,435
Tower Semiconductor Ltd. (Israel)*	1,147,068	59,085,473
Universal Display Corp.	201,316	29,432,399
		180,588,867
Software 6.8%
Appfolio, Inc. (Class A Stock)*	43,148	10,645,475

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
CyberArk Software Ltd.*	126,197	$42,042,530
Descartes Systems Group, Inc. (The) (Canada)*	125,744	14,284,518
DocuSign, Inc.*	93,550	8,413,887
Intapp, Inc.*	408,441	26,176,984
Monday.com Ltd.*	60,743	14,301,332
Q2 Holdings, Inc.*	481,856	48,498,806
Riskified Ltd. (Class A Stock)*	2,387,205	11,291,480
SimilarWeb Ltd. (Israel)*	832,082	11,790,602
Sprout Social, Inc. (Class A Stock)*	1,004,215	30,839,443
		218,285,057
Specialized REITs 3.1%
Gaming & Leisure Properties, Inc.	1,634,151	78,700,712
National Storage Affiliates Trust	584,616	22,162,793
		100,863,505
Specialty Retail 2.9%
Boot Barn Holdings, Inc.*	125,209	19,009,230
Burlington Stores, Inc.*	182,642	52,063,929
Five Below, Inc.*	60,667	6,367,608
Warby Parker, Inc. (Class A Stock)*	582,402	14,099,953
		91,540,720
Textiles, Apparel & Luxury Goods 3.6%
Kontoor Brands, Inc.	343,589	29,345,936
On Holding AG (Switzerland) (Class A Stock)*	741,908	40,634,301
Ralph Lauren Corp.	195,057	45,054,266
		115,034,503
Trading Companies & Distributors 1.2%
Herc Holdings, Inc.	63,744	12,068,652
Rush Enterprises, Inc. (Class A Stock)(a)	118,048	6,467,850
WESCO International, Inc.	117,263	21,219,912
		39,756,414

Total Long-Term Investments (cost $2,421,230,574)		3,173,369,906

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 6.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.604%)(wb)	30,587,001	$30,587,001
PGIM Institutional Money Market Fund (7-day effective yield 4.649%) (cost $165,560,937; includes $165,003,060 of cash collateral for securities on loan)(b)(wb)	165,660,333	165,560,937

Total Short-Term Investments (cost $196,147,938)		196,147,938

TOTAL INVESTMENTS 105.1% (cost $2,617,378,512)		3,369,517,844
Liabilities in excess of other assets (5.1)%		(163,810,793)

Net Assets 100.0%		$3,205,707,051

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,278,036; cash collateral of $165,003,060 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).